CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2017 $ / shares
Current liabilities	¥ 1,110,983,764	$ 161,585,887	¥ 311,246,070
Accounts payable, current	131,249,219	19,089,407	14,992,741
Loyalty payable, current	256,661,934	37,329,930	20,977,138
Advance from advertising customers, current	155,099,317	22,558,260	39,864,599
Salary and welfare payable, current	43,422,202	6,315,497	5,642,884
Tax payable, current	101,286,721	14,731,543	21,343,600
Accrued liabilities, current	44,133,812	6,418,997	187,003,469
Accrued liabilities and other current liabilities	¥ 379,130,559	$ 55,142,253	¥ 21,421,639
Ordinary shares, shares authorized			493,681,319
Ordinary shares, shares, issued	34,248,442	34,248,442	50,000,000
Ordinary shares, shares, outstanding			40,000,000
Treasury stock, par value | $ / shares		$ 0.0001		$ 0.0001
Treasury stock, shares	9,500,000	9,500,000	10,000,000
Variable Interest Entities
Current liabilities | ¥	¥ 1,652,254,389		¥ 308,096,070
Accounts payable, current | ¥	73,087,671		14,992,741
Loyalty payable, current | ¥	249,881,449		20,977,138
Advance from advertising customers, current | ¥	1,360,017		39,864,599
Salary and welfare payable, current | ¥	41,665,582		5,642,884
Tax payable, current | ¥	100,757,561		21,343,600
Accrued liabilities, current | ¥	44,133,812		187,003,469
Accrued liabilities and other current liabilities | ¥	¥ 360,711,336		¥ 18,271,639
Class A Ordinary Shares
Ordinary shares, par value | $ / shares		$ 0.0001		0.0001
Ordinary shares, shares authorized	50,000,000	50,000,000	43,681,319
Ordinary shares, shares, issued	37,022,806	37,022,806	15,751,558
Ordinary shares, shares, outstanding	27,522,806	27,522,806	5,751,558
Class B Ordinary Shares
Ordinary shares, par value | $ / shares		$ 0.0001		0.0001
Ordinary shares, shares authorized	34,248,442	34,248,442	34,248,442
Ordinary shares, shares, issued	34,248,442	34,248,442	18,310,942
Ordinary shares, shares, outstanding	34,248,442	34,248,442	18,310,942
Series A Shares
Mezzanine equity, par value | $ / shares		$ 0.0001		0.0001
Mezzanine equity, shares authorized	4,945,055	4,945,055	4,945,055
Mezzanine equity, shares issued	0	0	4,945,055
Mezzanine equity, shares outstanding	0	0	4,945,055
Series A1 Shares
Mezzanine equity, par value | $ / shares		$ 0.0001		$ 0.0001
Mezzanine equity, shares authorized	1,373,626	1,373,626	1,373,626
Mezzanine equity, shares issued	0	0	1,373,626
Mezzanine equity, shares outstanding	0	0	1,373,626